CONVERTIBLE NOTES PAYABLE (Summary of Convertible Promissory Notes Issued) (Details) - USD ($)	9 Months Ended
	Sep. 30, 2016	Dec. 30, 2016	Aug. 10, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Rate		12.00%
Total principal outstanding	$ 331,978			$ 381,000	$ 1,657,500
Slainte Ventures Issued 3/30/2016 [Member] | 2016 Convertible Notes [Member]
Issue Date	Mar. 30, 2016
Maturity Date	Dec. 30, 2016
Interest Rate	12.00%
Total principal outstanding	$ 81,978
Slainte Ventures Issued 4/6/2016 [Member] | 2016 Convertible Notes [Member]
Issue Date	Apr. 06, 2016
Maturity Date	Dec. 30, 2016
Interest Rate	12.00%
Total principal outstanding	$ 75,000
Slainte Ventures Issued 7/5/16 [Member] | 2016 Convertible Notes [Member]
Issue Date	Jul. 05, 2016
Maturity Date	Dec. 30, 2016
Interest Rate	12.00%
Total principal outstanding	$ 50,000
JSJ Investments [Member]
Interest Rate			12.00%
JSJ Investments [Member] | 2016 Convertible Notes [Member]
Issue Date	Aug. 10, 2016
Maturity Date	May 10, 2017
Interest Rate	12.00%
Base Conversion Rate	$0.20 PER SHARE DURING FIRST 180 DAYS; 45% DISCOUNT THEREAFTER
Total principal outstanding	$ 125,000